Financial Instruments and Fair Value	12 Months Ended
Dec. 31, 2023
Financial Instruments and Fair Value [Abstract]
Financial instruments and fair value

NOTE 19: Financial instruments and fair value

The table shows the Company’s significant financial assets and liabilities. All financial assets and liabilities are carried at amortized cost with the exception of the contingent considerations in relation to acquisitions and derivative financial instruments reported at fair value through the statement of profit or loss.

All financial assets and liabilities are considered to have carrying amounts that do not materially differ from their fair value.

Thousands of $ For The Years ended December 31	2023	2022	Fair value hierarchy
Assets
At amortized cost
Trade receivables	11,088	9,357
Cash and cash equivalents	22,380	15,503
Total financial assets	33,468	24,860

Liabilities
At fair value:
Other financial liabilities
GPS contingent consideration	62,611	52,881	Level 3
Exact Sciences 5-Year Warrants	2,153	-	Level 3
NovioGendix contingent consideration	1,198	1,182	Level 3
Innovatus derivative instrument	192	910	Level 3
Kreos derivative instrument	-	891	Level 3
Subtotal financial liabilities at fair value	66,154	55,864

At amortized cost:
Loans and borrowings	36,207	35,530	Level 2
Lease liabilities	5,058	4,263
Trade payables	8,811	10,178
Subtotal financial liabilities at amortized cost	50,076	49,971
Total financial liabilities	116,230	105,835

Recognized fair value measurements – valuation technique and principal inputs

The fair value of the financial instruments has been determined on the basis of the following methods and assumptions:

●	The carrying value of the cash and cash equivalents, the trade receivables, other current assets and the trade payables approximate their fair value due to their short-term character;

●	The fair value of loans and borrowings applying the Effective Interest Rate method approximates their carrying value (level 2).

●	Innovatus debt facility: the host financial liability was obtained with a variable interest rate based upon the Prime Rate (with a floor of 4% and a margin of 4.25%)

●	Paycheck Protection Program (PPP): applying a market rate would not result in a materially different fair value which carries an interest rate of 1% and was obtained as part of the U.S Coronavirus Aid, Relief, and Economic Security (CARES) Act

●	Kreos debt facility: Given full repayment of the convertible loan associated with the initial drawdown fee, no fair value assessment was performed as of December 31, 2023

●	Leases are measured at the present value of the remaining lease payments, using a discount rate based on the incremental borrowing rate at the commencement date of these leases. Their fair value approximates their carrying value.

●	The fair value of contingent consideration payable to Exact Sciences (for the GPS acquisition) and NovioGendix (presented in the yearend statement of financial position under “other non-current financial liabilities” and “other current financial liabilities”) is based on an estimated outcome of the conditional purchase price/contingent payments arising from contractual obligations (level 3). This is initially recognized as part of the purchase price and subsequently fair valued with changes recorded through other operating income in the statement of profit or loss.

o	GPS: The fair value of the contingent consideration payable to Exact Sciences is based on a probability-weighted average estimate based on multiple scenarios varying in timing and amount of earnout payment. This probability-weighted estimate of a payout of $82.5 million over the full earnout period is then discounted to its net present value taking into account expected time when earnout would become payable in 2025, 2026, and 2027. This contingent consideration was initially recorded along with the purchase price allocation of this business combination as explained in Note 3. Fair-value adjustments resulting in total charges of $10.0 million have been recorded as of December 31, 2023, of which $9.4 million is in financial expense and $0.6 million is in operating expense. The Company used a discount rate of 12.83%.

o	NovioGendix: the Company used a discount rate of 12.83%. A net positive fair value measurement of $16,000 was recognized in the 2023 consolidated financial statements, of which $37,000 in operating income and $53,000 in financial expense.

●	The fair value of the derivative financial liabilities related to the Innovatus derivative call option (as detailed in Note 16) was performed using a binomial pricing model which takes into account several factors including the expected evolution in share price and are considered as level 3 input. The fair value of the liability is estimated at $192,000 for the year ended December 31, 2023. An increase in volatility by 10% would result in an increase of the liability by $102,000, and a decrease in volatility by 10% would result in a decrease of the liability by $65,000.

●	Exact Sciences 5-Year Warrants: The fair value of the warrant held by Exact Sciences to acquire up to 1 million shares of MDxHealth was measured using a Binomial tree valuation model which takes into account several factors including the expected evolution in the Company’s share price starting from the share price on December 31, 2023 of $3.94 with an estimated volatility of 72.99% and a contractual strike price of $5.265. This valuation model is considered as a level 3 input and was assessed at $2.2 million financial liability as of December 31, 2023. An increase in volatility by 10% would result in an increase of the liability by $253,000, and a decrease in volatility by 10% would result in a decrease of the liability by $277,000.

●	Financial instruments are evaluated based on the mark-to-market report and the unrealized gains (loss) are recognized through the statement of profit or loss.

Fair value hierarchy:

The Company uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

●	Level 1: quoted prices in active markets for identical assets and liabilities;

●	Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly; and

●	Level 3: techniques which use inputs that have a significant effect on the recorded fair value that are not based on observable market data.

 No financial assets or financial liabilities have been reclassified between the valuation categories during the year.

A reconciliation of cash and non-cash movements of level 3 financial liabilities is presented below:

Thousands of $	Financial Derivative Instruments (Kreos and Innovatus)		Contingent Consideration (NovioGendix and GPS)
For the years ended December 31	2023	2022	2023	2022
Beginning balance	1,801	810	54,063	1,617
Cash movements
Loans and borrowings repaid	(1,022)		(250)
Non-cash movements
GPS contingent consideration				50,483
Exact Sciences 5-year warrant			2,153
Innovatus embedded derivative convertible call option		1,026
Effective interest rate adjustment	(4)
Foreign exchange rate impact / other movements		(35)
Fair value changes through profit and loss	(719)		9,996	1,963
Change to level 1 fair value hierarchy	136
Ending balance	192	1,801	65,962	54,063